Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract] [Standard Label]
Schedule of taxes on income
	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Domestic (Israel)	(27,959)	(26,549)	(19,935)
Foreign	727	412	447
Loss before income taxes	(27,232)	(26,137)	(19,488)

Schedule of income tax expenses
	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Domestic (Israel)	360	306	97
Foreign	91	101	67
Income tax expenses	451	407	164

Schedule of taxes on income
	December 31
	2022	2021	2020
	U.S. dollars in thousands
Current:
Domestic	360	306	97
Foreign	91	101	67
Total	451	407	164
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	451	407	164

Schedule of reconciliation of income tax expense
	December 31
	2022	2021	2020
	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(27,232)	(26,137)	(19,488)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(6,263)	(6,011)	(4,482)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(3)	1	4
Operating losses and other temporary differences for which valuation allowance was provided	5,505	3,773	3,224
Permanent differences	852	2,338	1,321
Tax prepayment and other	360	306	97
Actual taxes on income	451	407	164

Schedule of deferred tax assets and liabilities
	December 31
	2022	2021
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	17,670	21,221
Research and development	10,861	7,526
Issuance costs	1,009	2,338
Employee and payroll accrued expenses	700	763
Operating lease liabilities	742	-
Share-based compensation	1,364	-
Other	38	44
Total deferred tax assets	32,384	31,892
Deferred tax liabilities:
Operating lease right-of-use assets	832	-
Total deferred tax liabilities	832	-
Total deferred tax assets, net	31,552	31,892
Less valuation allowance for deferred tax assets	(31,552)	(31,892)
Deferred tax assets	-	-